Cash and Short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Standards, Amendments and Interpretations Issued but not yet Applied [Abstract]
Disclosure of cash and short-term investments

		Currency remeasurement	Currency remeasurement
	2021	2020	January 1, 2020
Cash	$847	$434	$10
Short-term investments	721	27	2
	$1,568	$461	$12